Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 28,618
Property, plant and equipment	28,884	R 28,618
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	76,774	70,587
Fully depreciated assets no longer in use derecognised	(586)	(1,419)
Additions	5,426	5,930
Scrapping of assets	(622)	(772)
Adjustment to rehabilitation asset	(531)	(111)
Transfers and other movements	749	596
Translation	(2,111)	1,963
Property, plant and equipment	79,099	76,774
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(48,156)	(45,267)
Fully depreciated assets no longer in use derecognised	586	1,419
Scrapping of assets	525	590
Depreciation	(4,546)	(3,368)
Translation	1,376	(1,530)
Property, plant and equipment	(50,215)	(48,156)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,051
Property, plant and equipment	7,502	5,051
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,721	3,802
Additions	3,247	2,053
Interest costs capitalised	237	123
Transfers and other movements	(770)	(539)
Translation	(263)	282
Property, plant and equipment	8,172	5,721
Mining assets under construction | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(670)	(670)
Property, plant and equipment	(670)	(670)
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	7,385
Property, plant and equipment	4,475	7,385
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	8,861	5,478
Increase Decrease Through Transfers and Other Changes Undeveloped Properties	9	0
Translation	(127)	229
Property, plant and equipment	8,743	8,861
Undeveloped properties | Cost | Eva Copper operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	0	3,154
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,476)	(1,474)
Translation	1	(2)
Property, plant and equipment	(4,268)	(1,476)
Impairment of assets	(2,793)	0
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	453
Property, plant and equipment	487	453
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	1,000	895
Fully depreciated assets no longer in use derecognised	0	(7)
Additions	117	108
Translation	(1)	4
Property, plant and equipment	1,116	1,000
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(547)	(479)
Fully depreciated assets no longer in use derecognised	0	7
Depreciation	(82)	(74)
Translation	0	(1)
Property, plant and equipment	(629)	(547)
Hidden Valley | Mining assets
Reconciliation of changes in property, plant and equipment
Stripping activities	676	1,330
Depreciation expense, capitalised stripping costs	823	514
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	84	188
Kalgold | Mining assets
Reconciliation of changes in property, plant and equipment
Stripping activities	216	184
Depreciation expense, capitalised stripping costs	R 130	R 41